COMMITMENTS (Details Narrative 1) - USD ($)	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Payment to Bovie	$ 0	$ 19,000
TAG Aviation [Member]
Rent/Lease expense	7,500	$ 7,900
Operating Lease [Member]
Rent/Lease expense	8,250
Equipment Lease [Member]
Rent/Lease expense	$ 700